Transactions with Related Parties - Account Balances with Related Parties (Parenthetical) (Detail) - SK Telecom Innovation Fund L.P [Member] ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Acquisition of Shares Value | ₩	₩ 26,731,250
Debt instrument face value | $		$ 13,000,000